Share-based compensation - Weighted average assumptions (Details) - SARs and TSARs - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.40%	0.70%
Expected dividend yield	1.90%	1.30%
Expected life of SARs and TSARs (years)	1 year 9 months 18 days	1 year 8 months 12 days
Expected volatility	51.00%	51.00%
Expected forfeitures	0.00%	0.00%
Weighted average fair value (USD per unit)	$ 8.72	$ 8.81